Commitments and Contingencies (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Mar. 19, 2022	Feb. 15, 2022	Nov. 27, 2018	Aug. 15, 2018	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reimbursement or royalty paid							$ 0
Contingent payments due						$ 0
Global and BioLife Sciences [Member]
Sale of royalty, percentage		20.00%
Equity Method Investment, Ownership Percentage		20.00%
Royalty Agreement [Member]
Royalty, percentage				50.00%
Royalty Agreement [Member] | Chemia Corporation [Member]
Royalty, percentage				50.00%
Sale of royalty, percentage			5.00%
License Agreement [Member]
Sale of royalty, percentage	5.50%
Development cost, percent	50.00%
Costs Incurred, Development Costs	$ 1,250,000
Development Costs, Period Cost					$ 152,000	200,000	$ 0
Contingent legal fees						$ 0